Average Annual Total Returns{- Fidelity Advisor® Financial Services Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Financial Services Fund	Fidelity Advisor Financial Services Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Financial Services Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Financial Services Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Financial Services Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Financial Services Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Financial Services Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Financial Services Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Financial Services Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Financial Services Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Financial Services Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Financial Services Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Financial Services Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Financial Services Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Financial Services Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Financial Services Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Financial Services Fund- Class I Return Before Taxes Past 1 year	Fidelity Advisor Financial Services Fund- Class I Return Before Taxes Past 5 years	Fidelity Advisor Financial Services Fund- Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXZ92 Past 1 year	IXZ92 Past 5 years	IXZ92 Past 10 years
Total	(5.96%)	8.54%	8.06%	(6.52%)	8.13%	7.79%	(3.15%)	6.71%	6.54%	(4.00%)	8.77%	8.02%	(1.95%)	9.03%	7.90%	0.08%	10.16%	9.03%	0.20%		6.77%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	(1.50%)	10.60%	10.49%

[1]	(a)Since inception October 2, 2018.